BASIC AND DILUTED EARNINGS (LOSS) PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Numerator:
Net income (loss)	$ 4,218		$ (4,177)		$ 7,164
Denominator:
Denominator for basic earnings (loss) per share - weighted average number of ordinary shares, net of treasury stock	38,241,258		39,125,129		41,437,927
Effect of dilutive securities:
Employee stock options and ESPP	855,500		0	[1]	497,170
Senior convertible notes	0	[1]	0	[1]	0	[1]
Denominator for diluted earnings (loss) per share - adjusted weighted average number of shares	39,096,758		39,125,129		41,935,097

[1]	Antidilutive.